20 YEARS OF MONEY MARKET FUNDS

THE CASH MANAGEMENT TRUST OF AMERICA
THE U.S. TREASURY MONEY FUND OF AMERICA
THE TAX-EXEMPT MONEY FUND OF AMERICA

ANNUAL REPORT
for the year ended September 30, 1996

[Photo:  academic cap/tassel, diploma]
[Photo:  eyeglasses]
[Photo:  doorknob]
[Photo:  attache, gloves]
[Photo:  computer keyboard]

[The American Funds Group(R)]

THE CASH MANAGEMENT TRUST OF AMERICA(R) seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

THE U.S. TREASURY MONEY FUND OF AMERICA(SM) seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year of less.

THE TAX-EXEMPT MONEY FUND OF AMERICA(SM) seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less.

FOR CURRENT YIELDS, PLEASE CALL AMERICAN FUNDSLINE,(R) TOLL-FREE, AT 800/325-3590; PRESS 1 FOR YIELD INFORMATION.

ABOUT OUR COVER: Twenty years ago, The American Funds Group(R) introduced The Cash Management Trust of America. Over the years, shareholders have used it and the two other American Funds money market funds to meet a wide range of needs, from managing personal finances and business accounts to longer term goals, such as saving for a house, college tuition, and retirement.


[chart]
SEVEN-DAY ANNUALIZED RATES/1/
For the months ended September 30, 1991-September 30, 1996


Date                   The Cash              The U.S.            The Tax-Exempt            The Tax-Exempt
                       Management            Treasury Money      Money                     Money Fund of
                       Trust                 Fund of             Fund of America           America
                       of America            America             (taxable equivalent       (federally
                                             /2/                 yield) /3/                tax-free)

September 1991         5.00                  4.95                6.69                      4.04
October 1991           4.74                  4.77                6.36                      3.84
November 1991          4.38                  4.49                6.44                      3.89
December 1991          4.17                  4.19                6.42                      3.88
January 1992           3.54                  3.35                4.78                      2.89
February 1992          3.43                  3.32                4.37                      2.64
March 1992             3.51                  3.28                4.57                      2.76
April 1992             3.43                  3.31                4.69                      2.83
May 1992               3.24                  3.08                4.64                      2.80
June 1992              3.25                  3.14                3.94                      2.38
July 1992              2.93                  2.98                3.59                      2.17
August 1992            2.68                  2.79                3.61                      2.18
September 1992         2.57                  2.65                3.92                      2.37
October 1992           2.49                  2.49                3.49                      2.11
November 1992          2.62                  2.41                3.54                      2.14
December 1992          2.90                  2.55                3.81                      2.30
January 1993           2.69                  2.60                3.10                      1.87
February 1993          2.54                  2.58                3.23                      1.95
March 1993             2.46                  2.48                2.98                      1.80
April 1993             2.47                  2.44                2.96                      1.79
May 1993               2.44                  2.41                3.18                      1.92
June 1993              2.51                  2.41                2.88                      1.74
July 1993              2.51                  2.44                3.10                      1.87
August 1993            2.47                  2.47                2.98                      1.80
September 1993         2.44                  2.40                3.43                      2.07
October 1993           2.43                  2.39                3.03                      1.83
November 1993          2.50                  2.41                3.06                      1.85
December 1993          2.60                  2.47                3.41                      2.06
January 1994           2.52                  2.51                2.58                      1.56
February 1994          2.47                  2.42                2.95                      1.78
March 1994             2.80                  2.56                2.76                      1.67
April 1994             3.02                  2.82                3.43                      2.07
May 1994               3.45                  2.99                3.63                      2.19
June 1994              3.64                  3.20                3.49                      2.11
July 1994              3.84                  3.46                3.61                      2.18
August 1994            3.98                  3.61                4.01                      2.42
September 1994         4.17                  3.86                4.24                      2.56
October 1994           4.40                  4.02                4.40                      2.66
November 1994          4.63                  4.33                4.90                      2.96
December 1994          5.34                  4.78                6.21                      3.75
January 1995           5.35                  4.85                4.88                      2.95
February 1995          5.46                  4.98                5.71                      3.45
March 1995             5.57                  5.15                5.51                      3.33
April 1995             5.54                  5.13                5.86                      3.54
May 1995               5.52                  5.07                5.76                      3.48
June 1995              5.44                  5.03                5.20                      3.14
July 1995              5.31                  4.98                4.64                      2.80
August 1995            5.29                  4.86                4.97                      3.00
September 1995         5.26                  4.86                5.28                      3.19
October 1995           5.27                  4.85                5.15                      3.11
November 1995          5.30                  4.75                5.17                      3.12
December 1995          5.14                  4.68                5.56                      3.36
January 1996           5.08                  4.62                4.55                      2.75
February 1996          4.78                  4.43                4.44                      2.68
March 1996             4.77                  4.41                4.42                      2.67
April 1996             4.89                  4.53                4.78                      2.89
May 1996               4.79                  4.39                4.85                      2.93
June 1996              4.77                  4.47                4.64                      2.80
July 1996              4.80                  4.53                4.64                      2.80
August 1996            4.76                  4.53                4.67                      2.82
September 1996         4.82                  4.57                4.85                      2.93

/1/Equivalent to Securities and Exchange Commission yield.

/2/Since income paid by The U.S. Treasury Money Fund of America is exempt from state and local taxes in most states, the fund's taxable equivalent yield would be higher than the rates indicated in the chart.

/3/Represents the fund's taxable equivalent yield calculated at the maximum 39.6% federal tax rate.
[end chart]

THE FIGURES IN THIS REPORT REFLECT PAST RESULTS. THE RETURN ON AN INVESTMENT IN THESE FUNDS WILL VARY. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON. THERE CAN BE NO ASSURANCE THAT THE FUNDS' NET ASSET VALUES WILL REMAIN CONSTANT AT $1.00. Income from The Tax-Exempt Money Fund of America may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.


FELLOW SHAREHOLDERS:

Fiscal 1996 was marked by a period of falling short-term interest rates during the first 4 1/2 months followed by a modest, but more extended rise in yields. After peaking in late 1995, short-term rates declined steadily through February 1996 as the Federal Reserve Board lowered the federal funds rate (the rate at which banks lend money to each other) in December and again in January. After February, short-term rates inched upward, reflecting concern that the economy might be overheating. In the last two months of the fiscal year, short-term rates moved within a very narrow band.

Our three money market funds followed a similar pattern during the fiscal year, and yields for all three funds ended the period lower than a year earlier. Within this environment, the funds continued to offer shareholders not only investment stability but also income returns that outpaced inflation (in the case of The Tax-Exempt Money Fund of America, taking into account its taxable equivalent return).

Here are the results for each of our money market funds over the 12 months ended September 30.

THE CASH MANAGEMENT TRUST OF AMERICA provided shareholders who reinvested their dividends with a 12-month return of 5.06%. Reflecting the overall decline in short-term interest rates over the period, the fund's seven-day annualized yield on September 30 was 4.82%, compared with 5.26% a year earlier. As you can see from the listing that begins on page 6, nearly 85% of the fund's portfolio is concentrated in top-quality commercial paper.

THE U.S. TREASURY MONEY FUND OF AMERICA generated a 12-month income return of 4.66%, including reinvested dividends. The fund's seven-day annualized yield on September 30 was 4.57%, down from 4.86% at the end of the previous fiscal year. It is important to recognize that since all of the fund's income was generated from investments in U.S. Treasury securities, the income paid by the fund is exempt from state and local taxes in most states.

THE TAX-EXEMPT MONEY FUND OF AMERICA produced a federally tax-free income return over the annual reporting period of 2.91% for shareholders who reinvested their monthly dividends. To match the fund's federally tax-free income return, investors in the maximum 39.6% federal tax bracket would have had to earn a taxable return of 4.82%. In the 36% tax bracket, the taxable equivalent would be 4.55%. On September 30, the fund's seven-day annualized yield and its 39.6% taxable equivalent yield were 2.93% and 4.85% respectively, down from 3.19% and 5.28% a year earlier. A portion of the fund's income may also be exempt from state and local taxes in some states.

The chart at left illustrates the monthly pattern of yields in our three money market funds since September 1991. It also includes a fourth line that represents the taxable equivalent yield of The Tax-Exempt Money Fund of America
- in other words, the taxable yield an investor in the 39.6% federal tax bracket would have had to earn to equal the fund's tax-free yield.

A TWENTY-YEAR PERSPECTIVE

Twenty years ago this month, we launched The Cash Management Trust of America. Over the past two decades, the fund's yield has taken a roller coaster ride from the double-digit highs of the late $70s and early $80s to less than 3% in the early $90s. Not surprisingly, when interest rates, and thus the fund's yield, were at their highest, the rate of inflation was equally robust. In that environment of very high rates, the real return to shareholders - the fund's return less any increase in the cost of living - was often negligible, or even negative. In fiscal 1980, for example, CMTA earned a handsome 12.71% with dividends reinvested, but the Consumer Price Index rose 12.60%.

Despite lower yields, the fund has continued to offer shareholders positive inflation-adjusted returns in every year in the 1990s, except 1993. While current yields seem low by historical standards, they are still attractive when compared with today's low rate of inflation.

One thing that has not changed over the past 20 years is the flexibility our money market funds provide to shareholders. CMTA was launched to offer investors a versatile and productive way to use their cash reserves. Today, all three funds continue to attract shareholders for the same reason and serve as a permanent part of many financial programs. We find it gratifying that the funds offer such a wide range of uses for our shareholders. Over the next few pages, we describe some of the innovative ways in which shareholders use the funds to help manage their finances.

Cordially,

[signature]
Paul G. Haaga, Jr.
Chairman of the Boards

[signature]
Abner D. Goldstine
President

November 15, 1996


[chart]
A TWENTY-YEAR PERSPECTIVE: THE CASH MANAGEMENT TRUST OF AMERICA AND COMPARATIVE YIELDS
9/30/77-9/30/96

Year                    The Cash                3-Month Treasury        Average savings         Consumer Price
                        Management Trust        Bills/2/                account/3/              Index (inflation)
                        of America/1/                                                           /4/

1977                    4.97                    5.77                    5.99                    6.60
1978                    5.93                    7.84                    6.27                    8.31
1979                    9.47                    10.18                   7.23                    12.18
1980                    12.03                   10.32                   8.63                    12.6
1981                    15.89                   14.95                   10.56                   10.95
1982                    13.15                   8.20                    10.44                   5.04
1983                    8.63                    9.05                    8.88                    2.86
1984                    9.85                    10.41                   9.16                    4.27
1985                    8.21                    7.08                    7.87                    3.14
1986                    6.86                    5.19                    6.78                    1.75
1987                    5.91                    6.32                    6.05                    4.36
1988                    6.77                    7.23                    6.44                    4.17
1989                    8.63                    7.72                    7.32                    4.34
1990                    7.81                    7.38                    7.01                    6.16
1991                    6.09                    5.25                    5.97                    3.39
1992                    3.57                    2.97                    4.09                    2.99
1993                    2.54                    2.96                    3.14                    2.69
1994                    3.06                    4.64                    3.15                    2.96
1995                    5.21                    5.26                    4.11                    2.54
1996                    4.94                    5.15                    4.11                    3.00

/1/A 7-day annualized yield was used for September 30, 1977; 365-day yields were used for all other dates.

/2/Treasury bills offer a guarantee of principal and interest.

/3/Based on figures supplied by the U.S. League of Savings Institutions and the Federal Reserve Board that reflect all kinds of savings deposits, including longer term certificates. Such deposits, if held to maturity, offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth. Maximum allowable interest rates were imposed by law until 1983. A 1995 figure was used for September 30, 1996 since 1996 figures are not yet available.

/4/Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
[end chart]


A WIDE RANGE OF USES FOR A WIDE RANGE OF PEOPLE

THE AMERICAN FUNDS MONEY MARKET FUNDS ARE DESIGNED TO BE FLEXIBLE ENOUGH FOR INDIVIDUALS, INSTITUTIONS AND CORPORATIONS ALIKE. OVER THE YEARS, THEY HAVE PROVIDED THOUSANDS OF SHAREHOLDERS - LIKE THOSE REPRESENTED ON THE FOLLOWING PAGES - WITH A CONVENIENT, ECONOMICAL WAY TO EARN INCOME WITHOUT HAVING TO WORRY ABOUT ACCOUNT MAINTENANCE OR ACTIVITY COSTS, MINIMUM INVESTMENT PERIODS OR EARLY WITHDRAWAL PENALTIES.

WHILE THE ILLUSTRATIONS THAT FOLLOW ARE FICTIONAL, THEY WILL GIVE YOU A GOOD IDEA OF HOW THE FUNDS CAN WORK FOR YOU IN ACTUAL SITUATIONS.

For Susan Warren, The Cash Management Trust of America is a big help in handling three jobs. Susan owns an insurance agency and finds the fund indispensable for dealing with both business and personal finances. At the office she writes checks against her account for major business expenses. At home she uses a different account to pay the mortgage, insurance premiums and taxes. In each case, Susan earns dividends on the balance in her accounts until the checks clear.

Susan uses the fund in yet another way. She is treasurer of a church that is currently enlarging its chapel and adding new Sunday School classrooms. On her financial adviser's advice, the construction money was invested in The Cash Management Trust of America, where it immediately began earning daily income. All the contributions to the building program - as well as the proceeds from several fund-raising activities - have gone into that account, too. Susan writes checks against the account to pay contractors and suppliers. Until the checks clear, the church continues to earn dividends.

[Photo: Watermark of file folders for church, business, home, with the words, The Cash Management Trust of America, superimposed]

[Photo:  File folders for church, business, home]

[Photo: Watermark of pocketwatch with the words, The U.S. Treasury Money Fund of America, superimposed]

[Photo:  pocketwatch]

When Frank Donohue accepted a new job, he arranged to have his retirement plan assets transferred directly into a rollover IRA invested in The U.S. Treasury Money Fund of America. The fund served as a stable starting point for regular investments into other American Funds. Over the next year Frank worked with his financial adviser to diversify his retirement portfolio. He set up an automatic exchange program to transfer a portion of his account each month into two stock funds and two bond funds. With this program of regular investing, called dollar cost averaging, Frank was able to purchase more shares of the funds when prices were down, and acquired fewer when prices were up.*

Frank also decided to hold part of his retirement assets permanently in The U.S. Treasury Money Fund of America for the preservation of capital and steady income it seeks to provide. He knew that retirement was not far off and wanted to protect part of his assets against the inevitable fluctuations in the stock and bond markets.

*Dollar cost averaging does not assure a profit or protect against loss, and its success depends largely on your willingness to continue making regular transfers or exchanges when stock or bond fund share prices are falling. Appropriate sales charges apply when exchanging from a money market fund to a stock or bond fund.

For Robert and Anna Garcia, The Tax-Exempt Money Fund of America serves as a gateway to long-term growth opportunities. When they set up their American Funds account five years ago, Robert and Anna decided to establish a program of automatic monthly investments from their bank account directly into the fund. They needed to build emergency cash reserves but didn't want a large tax bill, so The Tax-Exempt Money Fund of America was a perfect fit for them.

Then their financial adviser approached them with a novel idea: Why not invest the monthly dividends from their money market fund into an equity fund within The American Funds Group? That way they could keep the bulk of their cash reserves protected from investment volatility and taxes, while easing a portion of their investment into a stock fund for growth opportunities. The Garcias' aim was to accumulate enough assets in both accounts to reach a new milestone in their lives - a down payment on their first house.

[Photo:  doorknob]

[Photo: Watermark of doorknob with the words, The Tax-Exempt Money Fund of America, superimposed]

The Cash Management Trust of America
Investment Portfolio
September 30, 1996
                                                                                               Principal           Market
                                                                             Yield at           Amount             Value
                                                                          Acquisition            (000)             (000)

Certificates of Deposit - 4.99%
Canadian Imperial Bank of Commerce
 5.36% October 4, 1996                                                            5.36           $50,000          $50,000
 5.40% November 18, 1996                                                          5.40            15,000           15,000
Morgan Guaranty Trust Co. of New York
 5.47% November 6, 1996                                                           5.46            50,000           50,001
National Westminster Bank PLC
 5.35% October 10, 1996                                                           5.32            50,000           50,000
                                                                                                                   ------
  Total Certificates of Deposit                                                                                   165,001
                                                                                                                   ------
Commercial Paper - 84.62%
A.I. Credit Corp.
 November 8, 1996                                                                 5.42            50,000           49,709
AIG Funding Inc.
 October 15, 1996                                                                 5.33            25,000           24,945
Abbott Laboratories
 October 21, 1996                                                                 5.34            30,000           29,907
 October 23, 1996                                                                 5.33            20,000           19,934
American Brands, Inc.
 October 18, 1996                                                                 5.43            20,000           19,946
American Express Credit Corp.
 October 1, 1996                                                                  5.33            25,000           24,996
 October 9, 1996                                                                  5.31            15,000           14,980
 October 11, 1996                                                                 5.32            20,000           19,968
 October 23, 1996                                                                 5.34            25,000           24,915
American General Finance Corp.
 October 2, 1996                                                                  5.33            30,000           29,991
Ameritech Corp.
 October 24, 1996                                                                 5.42            25,000           24,910
 November 14, 1996                                                                5.36            50,000           49,668
Associates Corp. of North America
 October 1, 1996                                                                  5.80           115,000          114,982
BellSouth Telecommunications, Inc.
 October 4, 1996                                                                  5.37            25,000           24,985
 October 8, 1996                                                                  5.33            25,000           24,971
 November 7, 1996                                                                 5.38            30,000           29,831
 November 8, 1996                                                                 5.38            25,000           24,855
Beneficial Corp.
 October 8, 1996                                                                  5.35            10,000            9,988
 November 4, 1996                                                                 5.45            25,000           24,869
 November 5, 1996                                                                 5.45            25,000           24,865
CIT Group Holdings, Inc.
 November 12, 1996                                                                5.36            30,000           29,809
 November 18, 1996                                                                5.43            35,000           34,744
CPC International Inc.
 October 9, 1996*                                                                 5.39            25,000           24,966
Canadian Imperial Holdings Inc.
 October 7, 1996                                                                  5.35            35,000           34,964
Chevron U.K. Investment PLC
 October 9, 1996                                                                  5.31            37,000           36,951
 October 15, 1996                                                                 5.38            13,000           12,971
Coca-Cola Co.
 October 3, 1996                                                                  5.36            25,000           24,989
 October 17, 1996                                                                 5.31            30,000           29,925
Commercial Credit Co.
 October 1, 1996                                                                  5.33            10,000            9,999
 October 16, 1996                                                                 5.40            40,000           39,905
John Deere Capital Corp.
 October 17, 1996                                                                 5.31            20,000           19,950
 November 5, 1996                                                                 5.47            20,000           19,892
E.I. du Pont de Nemours and Co.
 October 4, 1996                                                                  5.29            20,000           19,988
 October 17, 1996                                                                 5.32            55,000           54,865
 October 21, 1996                                                                 5.36            25,000           24,922
 October 29, 1996                                                                 5.40            10,000            9,957
Duracell Inc.
 October 16, 1996                                                                 5.31            25,000           24,943
Electronic Data Systems Corp.
 October 18, 1996*                                                                5.39            20,000           19,946
 October 22, 1996*                                                                5.39            49,000           48,838
 October 29, 1996*                                                                5.42             7,600            7,567
Ford Motor Credit Co.
 October 8, 1996                                                                  5.32            35,000           34,959
 October 9, 1996                                                                  5.34            20,000           19,974
 October 15, 1996                                                                 5.40            40,000           39,911
 October 25, 1996                                                                 5.41            40,000           39,851
General Electric Capital Corp.
 October 7, 1996                                                                  5.35            35,000           34,964
 October 11, 1996                                                                 5.32            20,000           19,968
 October 23, 1996                                                                 5.40            40,000           39,863
Harvard University
 October 3, 1996                                                                  5.32            30,000           29,987
H.J. Heinz Co.
 October 1, 1996                                                                  5.30             6,000            5,999
 October 4, 1996                                                                  5.27            15,000           14,991
 October 21, 1996                                                                 5.39            23,000           22,928
 October 22, 1996                                                                 5.40            11,000           10,964
 October 30, 1996                                                                 5.35            20,000           19,911
 November 1, 1996                                                                 5.40            21,000           20,900
 November 12, 1996                                                                5.35            15,000           14,905
Hershey Foods Corp.
 October 24, 1996                                                                 5.31            50,000           49,825
Hewlett-Packard Co.
 October 16, 1996                                                                 5.42            20,000           19,954
 October 30, 1996                                                                 5.40            29,000           28,871
IBM Credit Corp.
 October 21, 1996                                                                 5.32            25,000           24,923
 October 23, 1996                                                                 5.37            30,000           29,898
 October 25, 1996                                                                 5.33            20,000           19,926
 November 4, 1996                                                                 5.42            50,000           49,738
International Lease Finance Corp.
 October 31, 1996                                                                 5.41            20,000           19,907
 November 6, 1996                                                                 5.45            50,000           49,723
Eli Lilly and Co.
 October 18, 1996                                                                 5.29            15,000           14,961
 October 28, 1996                                                                 5.34            50,000           49,794
Lucent Technologies Inc.
 October 2, 1996                                                                  5.29            35,000           34,990
 November 7, 1996                                                                 5.39            65,000           64,635
 November 8, 1996                                                                 5.46            20,000           19,883
Mobil Australia Finance Co.
 October 18, 1996*                                                                5.40            20,000           19,946
 October 29, 1996*                                                                5.41            30,000           29,870
 October 31, 1996*                                                                5.40            25,000           24,885
National Rural Utilities Cooperative Finance Corp.
 October 7, 1996                                                                  5.35            20,000           19,979
 October 10, 1996                                                                 5.35            20,000           19,970
J.C. Penney Funding Corp.
 October 2, 1996                                                                  5.29            30,000           29,991
 October 11, 1996                                                                 5.37            50,000           49,918
PepsiCo, Inc.
 November 1, 1996                                                                 5.33            60,000           59,725
 November 4, 1996                                                                 5.33            30,000           29,849
Pfizer Inc
 October 3, 1996*                                                                 5.31            45,000           44,981
Procter & Gamble Co.
 November 5, 1996                                                                 5.39            15,000           14,920
 November 7, 1996                                                                 5.40            15,000           14,915
SAFECO Credit Co. Inc.
 October 7, 1996                                                                  5.32            16,000           15,984
 October 15, 1996                                                                 5.34            10,000            9,978
 October 22, 1996                                                                 5.32            10,800           10,765
 November 22, 1996                                                                5.47            20,000           19,840
Sandoz Corp.
 October 15, 1996*                                                                5.38             8,300            8,282
 October 17, 1996*                                                                5.37             6,000            5,985
 October 21, 1996*                                                                5.37            10,000            9,969
 November 1, 1996*                                                                5.45            18,200           18,113
 November 7, 1996*                                                                5.39            15,000           14,920
Southwestern Bell Telephone Co.
 October 28, 1996                                                                 5.32             9,000            8,963
 November 15, 1996                                                                5.37            25,000           24,830
 November 22, 1996                                                                5.34            20,200           20,042
Toronto-Dominion Holdings USA Inc.
 October 30, 1996                                                                 5.35            50,000           49,779
UBS Finance (Delaware) Inc.
 October 1, 1996                                                                  5.85           100,000           99,984
U S WEST Communications, Inc.
 October 18, 1996                                                                 5.30            16,000           15,958
Weyerhaeuser Co.
 November 14, 1996                                                                5.39            10,000            9,933
 November 18, 1996                                                                5.40            20,000           19,854
 November 19, 1996                                                                5.41            15,000           14,888
 November 21, 1996                                                                5.45            15,000           14,883
Xerox Corp.
 October 16, 1996                                                                 5.33             5,000            4,988
 October 17, 1996                                                                 5.37            12,000           11,970
 November 4, 1996                                                                 5.47            10,000            9,947
 November 5, 1996                                                                 5.47            27,000           26,854
                                                                                                                   ------
  Total Commercial Paper                                                                                        2,796,067
                                                                                                                   ------
Federal Agency Discount Notes - 10.50%
Federal Home Loan Bank Notes
 October 28, 1996                                                                 5.38            47,250           47,057
 November 1, 1996                                                                 5.41            20,000           19,904
 November 14, 1996                                                                5.42            40,000           39,731
Federal Home Loan Mortgage Corp.
 October 18, 1996                                                                 5.34            40,000           39,905
 October 24, 1996                                                                 5.37            25,000           24,914
 October 25, 1996                                                                 5.39            38,500           38,360
 November 13, 1996                                                                5.42           104,000          103,326
Federal National Mortgage Assn.
 October 4, 1996                                                                  5.34            26,500           26,484
 October 22, 1996                                                                 5.40             7,140            7,117
                                                                                                                   ------
  Total Federal Agency Discount Notes                                                                             346,798
                                                                                                                   ------

Total Investment Securities (cost: $3,307,857,000)                                                              3,307,866

Excess of payables over cash and receivables                                                                       (3,744)
                                                                                                                   ------
Net Assets                                                                                                     $3,304,122
                                                                                                                   ======


*Restricted securities that can be resold only to
 institutional buyers. Deemed to be as liquid as unrestricted securities in the portfolio.


See Notes to Financial Statements


Cash Management Trust of America
Financial Statements
----------------------------------------                   -------------------      -------------------
Statement of Assets and Liabilities
at September 30, 1996                                              (dollars in               thousands)
----------------------------------------                     -----------------        -----------------
Assets:
Investment securities at market
 (cost: $3,307,857)                                                                          $3,307,866
Cash                                                                                              2,188
Receivables for-
 Sales of fund's shares                                                $36,009
 Accrued interest                                                          942                   36,951
                                                           -------------------      -------------------
                                                                                              3,347,005
Liabilities:
Payables for-
 Repurchases of fund's shares                                           40,869
 Dividends payable                                                         737
 Management services                                                       797
 Accrued expenses                                                          480                   42,883
                                                           -------------------      -------------------
Net Assets at September 30, 1996-
 Equivalent to $1.00 per share on
 3,304,112,097 shares of beneficial
 interest issued and outstanding;
 unlimited shares authorized                                                                 $3,304,122
                                                                                     ==================

Statement of Operations
for the year
ended September 30, 1996                                           (dollars in               thousands)
                                                           -------------------      -------------------
Investment Income:
Income:
 Interest                                                                                     $ 171,743

Expenses:
 Management services fee                                                $9,671
 Distribution expenses                                                   2,314
 Transfer agent fee                                                      4,511
 Reports to shareholders                                                   201
 Registration statement and prospectus                                     581
 Postage, stationery and supplies                                        1,007
 Trustees' fees                                                             29
 Auditing and legal fees                                                    52
 Custodian fee                                                              93
 Taxes other than federal income tax                                        40                   18,499
                                                           -------------------      -------------------
  Net investment income                                                                         153,244
                                                                                    -------------------
Change in Unrealized (Depreciation)
 Appreciation on Investments:
Net realized gain                                                                                     0
Net unrealized (depreciation)
 appreciation on investments:
 Beginning of year                                                          (1)
 End of year                                                                 9
                                                           -------------------
  Net change in unrealized (depreciation)
    appreciation on investments                                                                      10
                                                                                           ------------
 Net realized gain and unrealized
  depreciation on investments                                                                        10
                                                                                    -------------------
Net Increase in Net Assets Resulting
 from Operations                                                                               $153,254
                                                                                     ==================



Statement of Changes in Net
 Assets                                                            (dollars in               thousands)
----------------------------------------                   -------------------      -------------------
                                                                   Year ended              September 30

                                                                          1996                     1995
Operations:                                                -------------------      -------------------
Net investment income                                               $  153,244                $ 149,779
Net realized gain on investments                                             0                        0
Net change in unrealized appreciation
 (depreciation) on investments                                              10                       (3)
                                                           -------------------      -------------------
 Net increase in net assets
  resulting from operations                                            153,254                  149,776
                                                           -------------------      -------------------
Dividends Paid to Shareholders                                        (153,257)                (149,784)
                                                           -------------------      -------------------
Capital Share Transactions:
Proceeds from shares sold:
 10,707,976,952 and 8,806,146,594
 shares, respectively                                               10,707,977                8,806,146
Proceeds from shares issued in
 reinvestment of net investment income
 dividends and distributions of net
 realized gain on investments:
 140,296,630 and 136,777,196 shares,
 respectively                                                          140,296                  136,777
Cost of shares repurchased:
 10,539,920,205 and 8,684,653,956
 shares, respectively                                              (10,539,920)              (8,684,654)
                                                           -------------------      -------------------
 Net increase in net assets resulting
  from capital share transactions                                      308,353                  258,269
                                                           -------------------      -------------------
Total Increase in Net Assets                                           308,350                  258,261

Net Assets:
Beginning of year                                                    2,995,772                2,737,511
                                                           -------------------      -------------------
End of year                                                         $3,304,122               $2,995,772
                                                            ==================       ==================


See Notes to Financial Statements

Notes to Financial Statements

1. The Cash Management Trust of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission (SEC) rules. This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules. Portfolio securities with 60 days or less to maturity are valued at amortized cost, which approximates market value. Securities with original or remaining maturities in excess of 60 days are valued at prices obtained from a bond-pricing service provided by a major dealer in bonds, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean of their representative quoted bid and asked prices or, if such prices are not available, at the mean of such prices for securities of comparable
maturity, quality and type.   Securities for which market quotations are not
readily available are valued at fair value by the Board of Trustees or a committee thereof.

     As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Dividends are declared daily after the determination of the fund's net investment income and paid to shareholders monthly. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

     As of September 30, 1996, unrealized appreciation for book and federal income tax purposes aggregated $9,000, of which $11,000 related to appreciated securities and $2,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for
the year ended September 30, 1996.   The cost of portfolio securities for book
and federal income tax purposes was $3,307,857,000 at September 30, 1996.

3. The fee of $9,671,000 for management services was paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.365% of the first $275 million of average net assets and 0.3285% of such assets in excess of $275 million. The Board of Trustee's of the fund approved a new agreement and, effective April 1, 1996, CRMC agreed to waive any fee in excess of what it would have received under the new agreement. The new fee schedule reduces the fee to 0.32% of the first $1 billion of average net assets; 0.29% of such assets in excess of $1 billion but not exceeding $2 billion; and 0.27% of such assets in excess of $2 billion. Had such a waiver not taken place, the fee for management services would have been $10,320,000.

     Pursuant to a Plan of Distribution with American Funds Distributors, Inc.
(AFD), the fund may expend up to 0.15% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended September 30, 1996, distribution expenses under the plan amounted to $2,314,000. As of September 30, 1996, accrued and unpaid distribution expenses were $156,000.

     American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $4,511,000 under the terms of a contract that provides for transfer agency services to be performed for the fund.

     Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of September 30, 1996, aggregate amounts deferred and earnings thereon were $26,000.

     CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. The fund made purchases and sales of investment securities of $65,600,303,000 and $65,420,922,000, respectively, during the year ended September 30, 1996.


PER-SHARE DATA AND RATIOS
------------------------------                         -------     ------     ------       ------   -------
                                                                     Year      Ended   September          30
                                                       -------     ------     ------       ------   -------
                                                           1996       1995       1994         1993      1992
                                                       -------     ------     ------       ------   -------
Net Asset Value, Beginning
 of Year                                                 $1.00      $1.00      $1.00        $1.00     $1.00
                                                       -------     ------     ------       ------   -------

 Income from Investment Operations
   Net investment income                                  .050       .052       .031         .025      .036
                                                       -------     ------     ------       ------   -------
    Total income from investment operations               .050       .052       .031         .025      .036
                                                       -------     ------     ------       ------   -------
 Less Distributions:
  Dividends from net investment income                  (0.050)    (0.052)    (0.031)      (0.025)   (0.036)
                                                       -------     ------     ------       ------   -------
    Total distributions                                 (0.050)    (0.052)    (0.031)      (0.025)   (0.036)
                                                       -------     ------     ------       ------   -------
Net Asset Value, End of Year                             $1.00      $1.00      $1.00        $1.00     $1.00
                                                       =======     ======     ======       ======   =======
Total Return                                             5.06%      5.34%       3.10%        2.57%     3.64%

Ratios/Supplemental Data:
  Net assets, end of year (in millions)                 $3,304     $2,996     $2,738       $1,940    $2,090

  Ratio of expenses to average net assets                .60%        .60%        .68%         .65%      .63%

  Ratio of net income to average net assets              4.95%      5.21%       3.14%        2.57%     3.59%


Report of Independent Accountants

To the Board of Trustees and Shareholders of The Cash Management Trust of
America:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The Cash Management Trust of America (the "Fund") at September 30, 1996, the results of its operations, the changes in its net assets and the per-share data and ratios for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Los Angeles, California
October 31, 1996


1996 Tax Information (unaudited)

     We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of distributions.

     Certain states may exempt from income taxation a portion of the dividends paid from net investment income if derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, none of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

     Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement trusts may need this information for their annual information reporting.

     SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 1997 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR RESPECTIVE 1996 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.


The U.S. Treasury Money Fund of America
Investment Portfolio
September 30, 1996


                                                                               Principal         Market
                                                                 Yield at         Amount          Value
                                                              Acquisition          (000)          (000)
------------------------------------------------            -------------        -------  -------------
U.S. Treasury Securities - 99.90%

  U.S. Treasury bills 10/3/96                               5.19% - 5.20%        $ 23,255       $ 23,245
  U.S. Treasury bills 10/10/96                              5.18% - 5.22%          12,875         12,857
  U.S. Treasury bills 10/17/96                              5.19% - 5.21%          34,740         34,659
  U.S. Treasury bills 10/24/96                              5.09% - 5.27%          13,150         13,107
  U.S. Treasury bills 10/31/96                                      5.02%          11,600         11,549
  U.S. Treasury bills 11/7/96                               5.04% - 5.20%          29,405         29,246
  U.S. Treasury bills 11/14/96                              5.05% - 5.19%          26,785         26,617
  U.S. Treasury bills 11/21/96                              5.05% - 5.23%          29,238         29,022
  U.S. Treasury bills 12/5/96                               5.16% - 5.17%          27,400         27,150
  U.S. Treasury bills 12/12/96                              5.00% - 5.20%          28,135         27,851
  U.S. Treasury bills 12/19/96                                      5.23%          20,470         20,248
                                                                                          -------------

Total Investment Securities (cost:  $255,528,000)                                                255,551


Excess of cash and receivables over payables                                                         259
                                                                                          -------------

Net Assets                                                                                      $255,810
                                                                                          =============

See Notes to Financial Statements

U.S. Treasury Money Fund of America
Financial Statements
----------------------------------------            ------------   ------------
Statement of Assets and Liabilities
at September 30, 1996                                (dollars in     thousands)
----------------------------------------            ------------   ------------
Assets:
Investment securities at market
 (cost: $255,528)                                                      $255,551
Cash                                                                        499
Receivables for --
 Sales of fund's shares                                                   1,728
                                                                   ------------
                                                                        257,778
Liabilities:
Payables for --
 Repurchases of fund's shares                             $1,532
 Dividends payable                                            50
 Management services                                          61
 Accrued expenses                                            325          1,968
                                                    ------------   ------------
Net Assets at September 30, 1996 --
 Equivalent to $1.00 per share on
 255,788,025 shares of beneficial
 interest issued and outstanding;
 unlimited shares authorized                                           $255,810
                                                                  =============

Statement of Operations
for the year ended September 30, 1996                (dollars in     thousands)
                                                    ------------   ------------
Investment Income:
Income:
 Interest                                                              $ 12,116

Expenses:
 Management services fee                                    $699
 Distribution expenses                                       205
 Transfer agent fee                                          251
 Reports to shareholders                                      19
 Registration statement and prospectus                       157
 Postage, stationery and supplies                            102
 Trustees' Fees                                               16
 Auditing and legal fees                                      36
 Custodian fee                                                12
 Taxes other than federal income tax                           5
 Organization expense                                          2
 Other expenses                                               12          1,516
                                                    ------------
                                                             1516
 Reimbursement of expenses                                      0
                                                    ------------   ------------
  Net investment income                                                  10,600
                                                                   ------------
Change in Unrealized (Depreciation)
 Appreciation on Investments:
Net unrealized (depreciation)
 appreciation on investments:
 Beginning of year                                           (33)
 End of year                                                  23
                                                    ------------
  Net change in unrealized (depreciation)
    appreciation on investments                                              56
                                                                   ------------
Net Increase in Net Assets Resulting
 from Operations                                                        $10,656
                                                                   ============
Statement of Changes in Net
 Assets                                              (dollars in     thousands)
----------------------------------------           -------------  -------------
                                                      Year ended   September 30

                                                            1996           1995
Operations:                                        -------------  -------------
Net investment income                                    $10,600    $    10,211
Net change in unrealized appreciation
 (depreciation) on investments                                56            (64)
                                                   -------------  -------------
 Net increase in net assets
  resulting from operations                               10,656         10,147
                                                   -------------  -------------
Dividends Paid to Shareholders                           (10,601)       (10,211)
                                                   -------------  -------------
Capital Share Transactions:
Proceeds from shares sold:
 388,209,397 and 374,035,452
 shares, respectively                                    388,209        374,035
Proceeds from shares issued in
 reinvestment of net investment income
 dividends and distributions of net
 realized gain on investments:
 10,027,797 and 9,566,991 shares,
 respectively                                             10,028          9,567
Cost of shares repurchased:
 373,634,115 and 351,365,008
 shares, respectively                                   (373,634)      (351,365)
                                                   -------------  -------------
 Net increase in net assets resulting
  from capital share transactions                         24,603         32,237
                                                   -------------  -------------
Total Increase in Net Assets                              24,658         32,173

Net Assets:
Beginning of year                                        231,152        198,979
                                                   -------------  -------------
End of year                                             $255,810       $231,152
                                                   =============  =============


See Notes to Financial Statements

Notes to Financial Statements

1. The U.S. Treasury Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission (SEC) rules. This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules.

      Portfolio securities with 60 days or less to maturity are valued at amortized cost, which approximates market value. Portfolio securities with original or remaining maturities in excess of 60 days are valued at prices obtained from a bond-pricing service provided by a major dealer in bonds, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean of their representative quoted bid and asked prices or, if such prices are not available, at the mean of such prices for securities of comparable maturity, quality and type. Securities for which market quotations are not readily available are valued at fair value by the Board of Trustees or a committee thereof.

        As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Dividends are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

     As of September 30, 1996, unrealized appreciation for book and federal income tax purposes aggregated $23,000, of which $28,000 related to appreciated securities and $5,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the year ended September 30, 1996. The cost of portfolio securities for book and federal income tax purposes was $255,528,000 at September 30, 1996.

3. The fee of $699,000 for management services was paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $800 million of average net assets and 0.285% of such assets in excess of $800 million. The Investment Advisory and Service Agreement provides for fee reductions to the extent that annual operating expenses exceed 0.75% of the average daily net assets of the fund during a period which will terminate at the earlier of such time as no reimbursement has been required for a period of 12 consecutive months, provided no advances are outstanding, or February 1, 2001. CRMC has also voluntarily agreed to waive its fees to the extent necessary to ensure that the fund's expenses do not exceed 0.675% of the average daily net assets. Expenses that are not subject to these limitations are interest, taxes, brokerage commissions, transaction costs and extraordinary expenses. There can be no assurance that this voluntary fee waiver will continue in the future. For the year ended September 30, 1996, no fees were waived.

     Pursuant to a Plan of Distribution with American Funds Distributors, Inc.
(AFD), the fund may expend up to 0.15% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended September 30, 1996, distribution expenses under the Plan amounted to $205,000. As of September 30, 1996, accrued and unpaid distribution expenses were $16,000.

     American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $251,000 under the terms of a contract that provides for transfer agency services to be performed for the fund.

     Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of September 30, 1996 aggregate amounts deferred and earnings thereon were $14,000.

     CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. The fund made purchases and sales of investment securities of $1,219,427,000 and $1,200,574,000, respectively, during the year ended September 30, 1996.

PER-SHARE DATA AND RATIOS
------------------------------          --------   --------   -------- -------- --------
                                                 Year ended September         30
                                        --------   --------   -------- -------- --------
                                            1996       1995       1994     1993     1992
                                        --------   --------   -------- -------- --------

Net Asset Value, Beginning of Year         $1.00      $1.00      $1.00    $1.00    $1.00
                                        --------   --------   -------- -------- --------


  Income from Investment Operations
  Net investment income                     .046       .048       .028     .025     .036
   Total income from investment         --------   --------   -------- -------- --------
    operations                              .046       .048       .028     .025     .036
                                        --------   --------   -------- -------- --------
Less Distributions:
 Dividends from net investment
  income                                   (.046)     (.048)     (.028)   (.025)   (.036)
                                        --------   --------   -------- -------- --------
   Total distributions                     (.046)     (.048)     (.028)   (.025)   (.036)
                                        --------   --------   -------- -------- --------
Net Asset Value, End of Year               $1.00      $1.00      $1.00    $1.00    $1.00
                                        ========   ========   ======== ======== ========
Total Return                                4.66%      4.89%      2.89%    2.49%    3.61%

Ratios/Supplemental Data:
 Net assets, end of year (in
  millions)                                 $256       $231       $199     $140     $106
 Ratio of expenses to average
  net assets                                 .65%       .67%       .67%     .61%     .68%
 Ratio of net income to
  average net assets                        4.53%      4.79%      2.91%    2.43%    3.51%

Report of Independent Accountants

To the Board of Trustees and Shareholders of The U.S. Treasury Money Fund of
America:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The U.S. Treasury Money Fund of America (the "Fund") at September 30, 1996, the results of its operations, the changes in its net assets and the per-share data and ratios for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Los Angeles, California
October 31, 1996

TAX INFORMATION (UNAUDITED)

     We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of distributions.

     Certain states may exempt from income taxation a portion of the dividends paid from net investment income if derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, all of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

     Dividends received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement trusts may need this information for their annual information reporting.

     SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 1997 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR RESPECTIVE 1996 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

The Tax-Exempt Money Fund of America
Investment Portfolio, September 30, 1996
                                                                                Principal     Market
                                                                      Yield at     Amount      Value
                                                                   Acquisition      (000)      (000)
Municipal Securities
--------------------------------------------------------         ------------- ---------- ----------

Alabama - 1.39%
 The Industrial Development Board of the City of
  Montgomery, Pollution Control and Solid Waste
  Disposal Revenue Refunding Bonds (General
  Electric Co. Project), Series 1990, TECP:
   3.40% 11/15/96                                                         3.40     $1,000     $1,000
   3.50% 11/19/96                                                         3.50      1,000      1,000

Alaska - 5.22%
 Housing Finance Corporation General
  Purpose Bonds, 1991 Series C, VRDN,
  3.90%, 10/2/96*                                                         3.90      3,500      3,500
 City of Valdez, Marine Terminal Revenue
  Refunding Bonds (ARCO Transportation
  Alaska, Inc. Project):
   1994 Series C, TECP, 3.60% 10/16/96                                    3.60      1,000      1,000
   1994 Series, TECP, 3.55% 11/6/96                                       3.55      1,000      1,000
   1994 Series C, TECP, 3.50% 11/12/96                                    3.50      2,000      2,000

Arizona - 4.35%
 The Industrial Development Authority of the City
  of Chandler, Floating Rate Monthly Demand
  Industrial Development Revenue Bonds
  (Parsons Municipal Services, Inc. Project),
  Series 1983, VRDN, 3.75% 10/16/96*                                      3.75      1,000      1,000
 Salt River Project Agricultural Improvement
  and Power District, Promissory Notes, TECP:
   Series L:
    3.45% 10/2/96                                                         3.45      1,400      1,400
    3.50% 10/4/96                                                         3.50      1,500      1,500
    3.45% 11/5/96                                                         3.45      1,000      1,000
   Series G, 3.50% 11/6/96                                                3.50      1,350      1,350

Arkansas - 1.39%
 Board of Trustees of the University of Arkansas
  Various Facility Revenue Bonds (UAMS
  Campus), Series 1994, VRDN, 3.90% 10/2/96*                              3.90      2,000      2,000

California - 2.10%
 County of Los Angeles, 1996-97 Tax and Revenue
  Anticipation Notes, Series A, 4.50% 6/30/97                             4.50      3,000      3,016

Colorado - 0.70%
 State Tax and Revenue Anticipation Notes,
  1996 Series A, 4.50% 6/27/97                                            4.50      1,000      1,005

Florida - 6.05%
 Sunshine State Governmental Financing
  Commission Revenue Bonds, TECP:
   Series L:
    3.30% 10/4/96                                                         3.30      1,000      1,000
    3.40% 10/8/96                                                         3.40      1,000      1,000
    3.50% 10/11/96                                                        3.50      1,000      1,000
   Series G, 3.50% 11/5/96                                                3.50      1,600      1,600
 Jacksonville Electric Authority Electric System,
  Series D-1, TECP:
   3.60% 10/3/96                                                          3.60      1,700      1,700
   3.40% 10/8/96                                                          3.40      1,000      1,000
   3.50% 11/8/96                                                          3.50      1,400      1,400

Georgia - 3.79%
 Municipal Electric Authority, Subordinated
  Bonds, Money Market Municipal, Project I:
   1994-D, 3.50% 10/4/96                                                  3.50      1,450      1,450
   1994-E, 3.60% 10/7/96                                                  3.60      1,000      1,000
   1985-A, 3.50% 11/1/96                                                  3.50      1,000      1,000
   1985-C, 3.60% 11/5/96                                                  3.60      1,000      1,000
   1994-D, 3.50% 11/6/96                                                  3.50      1,000      1,000

Hawaii - 3.90%
 Housing Finance and Development Corporation,
  Affordable Rental Housing Program Revenue
  Bonds, 1993 Series A, VRDN, 3.95% 10/2/96*                              3.95      1,000      1,000
 City and County of Honolulu General Obligation
  Bond Anticipation Notes, TECP:
   3.30% 10/1/96                                                          3.30      1,300      1,300
   3.40% 10/2/96                                                          3.40      1,300      1,300
   3.45% 11/8/96                                                          3.45      2,000      2,000

Kansas - 2.30%
 City of Burlington Pollution Control
  Refunding and Improvement Revenue Bonds
  (Kansas City Power & Light Co. Project)
  1985 Series A, TECP:
   3.55% 10/3/96                                                          3.55      1,000      1,000
   3.50% 11/7/96                                                          3.50      2,300      2,300

Kentucky - 2.91%
 Pendleton County, Multi-County Lease
  Revenue Bonds (Kentucky Association of
  Counties Leasing Trust Program), Series
  1989, Money Market Municipal:
   3.60% 10/2/96                                                          3.60      1,385      1,385
   3.45% 10/7/96                                                          3.45      1,000      1,000
   3.50% 10/7/96                                                          3.50      1,800      1,800

Louisiana - 3.69%
 Public Facilities Authority Hospital
  Revenue and Refunding Bonds (Willis-
  Knighton Medical Center Project), Series
  1993, AMBAC Insured, VRDN, 3.80% 10/2/96*                               3.80        900        900
 Parish of Ascension, Variable Rate Demand
  Pollution Control Revenue Refunding Bonds
  (Borden, Inc. Project), Series 1992,
  VRDN, 3.90% 10/2/96*                                                    3.90      3,000      3,000
 Lake Charles Harbor and Terminal District,
  Flexible Demand Port Facilities Revenue
  Bonds (CITGO Petroleum Corp. Project),
  Series 1984, VRDN, 3.85% 10/2/96*                                       3.85      1,400      1,400

Maryland - 4.83%
 Community Development Administration, Department
  of Housing and Community Development, Single-Family
  Program Bonds, 1996 First and 1996 Second Series,
  3.45% Mandatory Put 10/1/96                                             3.45      1,000      1,000
 Anne Arundel County Economic Development
  Revenue Bonds (Baltimore Gas and Electric
  Co. Project), Series 1988, TECP:
   3.45% 10/8/96                                                          3.45      1,000      1,000
   3.55% 10/9/96                                                          3.55      1,000      1,000
   3.70% 10/11/96                                                         3.70      1,240      1,240
   3.60% 11/20/96                                                         3.60      1,700      1,700
 Howard County, Consolidated Public Improvement
  Commercial Paper Bond Anticipation Notes, Series B,
  TECP, 3.55% 11/18/96                                                    3.55      1,000      1,000

Massachusetts - 5.50%
 Bay Transportation Authority, Series C, TECP:
  3.55% 10/9/96                                                           3.55      2,000      2,000
  3.40% 10/16/96                                                          3.40      1,900      1,900
  3.50% 10/24/96                                                          3.50      1,000      1,000
 Health and Educational Facilities Authority
  Revenue Bonds, Harvard University Issue,
  Series L, TECP:
   3.50% 11/13/96                                                         3.50      1,000      1,000
   3.50% 11/14/96                                                         3.50      2,000      2,000

Michigan - 2.78%
 Economic Development Corporation of the
  Township of Cornell, Industrial Development
  Revenue Refunding Bonds (Mead-Escanaba Paper
  Co. Project), Series 1990, TECP:
   3.45% 10/10/96                                                         3.45      1,300      1,300
   3.50% 10/24/96                                                         3.50      2,100      2,100
 Economic Development Corporation of the
  County of Delta Environmental Improvement
  Revenue Bonds (Mead-Escanaba Paper Co.
  Project) Series 1992, VRDN, 3.90% 10/1/96*                              3.90        600        600

Minnesota - 1.39%
 Regents of the University of Minnesota,
  Variable Rate Demand Bond, Series 1985G,
  3.75% Optional Put 2/1/97                                               3.75      2,000      2,001

Missouri - 5.29%
 Higher Education Loan Authority, Adjustable
  Rate Demand Student Loan Revenue Bonds, VRDN:
   Series 1990 A, 3.90% 10/2/96*                                          3.90      1,600      1,600
   Series 1990 B, 3.90% 10/2/96*                                          3.90      1,000      1,000
 City of Columbia, Special Obligation
  Insurance Reserve Bonds, Series 1988 A,
  VRDN, 3.85% 10/2/96*                                                    3.85      1,000      1,000
 City of Independence, Variable Rate Demand
  Water Utility Revenue Bonds, Series 1986, TECP:
   3.50% 10/3/96                                                          3.50      1,000      1,000
   3.45% 10/4/96                                                          3.45      1,000      1,000
   3.55% 10/18/96                                                         3.55      1,000      1,000
   3.55% 11/4/96                                                          3.55      1,000      1,000

Montana - 0.70%
 City of Forsyth, Flexible Demand Pollution
  Control Revenue Bonds (Portland General
  Electric Co. Colstrip Project),
  Series 1983 A, VRDN, 3.80% 10/2/96*                                     3.80      1,000      1,000

North Carolina - 1.74%
 Educational Facilities Finance Agency, Revenue
  Bonds (Duke University Project), VRDN:
   Series 1991 D, 3.75% 10/3/96*                                          3.75      1,500      1,500
   Series 1992 A, 3.75% 10/3/96*                                          3.75      1,000      1,000

Ohio - 1.04%
 Ohio Water Development Authority, Pollution
  Control Revenue Bonds, Series 1988
  (Duquesne Light Co. Project), TECP,
  3.60% 11/20/96                                                          3.60      1,500      1,500

Pennsylvania - 5.77%
 Allegheny County Industrial Development
  Authority, Customized Purchase Environmental
  Improvement Revenue Refunding Bonds (United
  States Steel Corp. Project), Series 1986, TECP,
  3.35% 10/3/96                                                           3.35      1,000      1,000
 Beaver County Industrial Development Authority,
  Pollution Control Revenue Refunding Bonds
  (Duquesne Light Co. Beaver Valley Project),
  1990 Series C, TECP:
   3.50% 10/22/96                                                         3.50      2,000      2,000
   3.45% 11/21/96                                                         3.45      2,000      2,000
 Carbon County Industrial Development Authority,
  Resource Recovery Revenue Bonds (Panther Creek
  Partners Project), 1990 Series B, TECP,
  3.55% 10/21/96                                                          3.55      1,290      1,290
 Delaware County Industrial Development Authority:
  Pollution Control Revenue Refunding Bonds
   (Philadelphia Electric Co. Project),
   1988 Series A, FGIC Insured, TECP, 3.45% 11/4/96                       3.45      1,000      1,000
  Solid Waste Revenue Bonds (Scott Paper Co. Project),
   Series 1984 D, VRDN, 3.80% 10/2/96*                                    3.80      1,000      1,000

Texas - 14.11%
 State Tax and Revenue Anticipation Notes,
  Series 1997, 4.75% 8/29/97                                              4.75      3,600      3,631
 City of Austin (Travis and Williamson Counties),
  Combined Utility Systems Notes, TECP:
   Series G, 3.45% 10/8/96                                                3.45      1,000      1,000
   Series A:
    3.35% 10/8/96                                                         3.35      1,000      1,000
    3.50% 11/7/96                                                         3.50      1,000      1,000
 Brazos Higher Education Authority, Inc. Student
  Loan Revenue Bonds, Series 1993B-1, VRDN,
  3.90% 10/2/96*                                                          3.90      1,000      1,000
 Brazos River Authority, Collateralized
  Pollution Control Revenue Refunding Bonds
  (Texas Utilities Electric Co. Project),
  Series 1994A, TECP:
   3.70% 10/9/96                                                          3.70      1,000      1,000
   3.60% 11/13/96                                                         3.60      1,000      1,000
   3.50% 11/19/96                                                         3.50      1,000      1,000
 City of Brownsville Utility System, Tax Exempt
  Commercial Paper Notes, Series A:
   3.55% 10/31/96                                                         3.55      1,000      1,000
   3.55% 11/15/96                                                         3.55      1,000      1,000
   3.45% 11/18/96                                                         3.45      1,000      1,000
 Harris County:
  General Obligation Commercial
   Paper Notes. Series A, TECP, 3.50% 11/12/96                            3.50      1,750      1,750
  Health Facilities Development Corporation,
   SCH Health Care System, Unit Priced Demand
   Adjustable Revenue Bonds (Sisters of
   Charity of the Incarnate Word, Houston)
   Series 1985, TECP:
    3.50% 10/23/96                                                        3.50      1,900      1,900
    3.50% 10/30/96                                                        3.50      2,000      2,000
 Lower Neches Valley Authority Pollution Control
  Revenue Bonds (Chevron U.S.A. Inc. Project),
  Series 1987, 3.65% Optional Put 2/18/97                                 3.65      1,000      1,000

Utah - 4.24%
 Board of Regents, Student Loan Revenue Bonds, 1988
  Series C, AMBAC Insured, VRDN, 3.90% 10/2/96*                           3.90      1,100      1,100
 Intermountain Power Agency:
  Variable Rate Power Supply Revenue Bonds,
   1985 Series F, 3.93% Optional Put 6/16/97                              3.93      3,000      3,000
  Variable Rate Power Supply Revenue and
   Refunding Bonds, 1985 Series F2, TECP:
    3.35% 10/7/96                                                         3.35      1,000      1,000
    3.55% 10/31/96                                                        3.55      1,000      1,000

Virginia - 4.18%
 Industrial Development Authority of Fairfax
  County, Unit Priced Demand Adjustable Hospital
  Revenue Bonds (Inova Health System Hospitals
  Project), Series 1993B, TECP:
   3.40% 10/10/96                                                         3.40      1,100      1,100
   3.45% 10/17/96                                                         3.45      2,100      2,100
   3.50% 10/21/96                                                         3.50      1,400      1,400
 Industrial Development Authority of the City
  of Norfolk, Hospital Revenue Bonds (Sentara
  Hospitals-Norfolk Project), Series 1990A,
  TECP, 3.35% 10/9/96                                                     3.35      1,400      1,400

Washington - 3.06%
 Student Loan Finance Association,
  Guaranteed Student Loan Program, 1988
  Series B, VRDN, 3.70% 10/3/96*                                          3.70      1,000      1,000
 Port of Seattle, General Obligation Bonds,
  Series 1985, VRDN, 3.90% 10/2/96*                                       3.90      3,400      3,400

West Virginia - 3.79%
 The County Commission of Marion County, Solid
  Waste Disposal Facility Revenue Bonds, 1990
  Series A (Grant Town Congeneration Project),
  VRDN, 4.00% 10/2/96*                                                    4.00      1,700      1,700
 Public Energy Authority, Energy Revenue Bonds
  (Morgantown Energy Associates Project),
  1989 Series A, TECP:
   3.55% 10/18/96                                                         3.55      1,000      1,000
   3.65% 10/18/96                                                         3.65      1,000      1,000
   3.60% 11/7/96                                                          3.60      1,750      1,750

Wyoming - 2.78%
 Converse County, Pollution Control Revenue Bonds,
  Series 1988, TECP, 3.55% 10/17/96                                       3.55      1,000      1,000
 Sweetwater County:
  Pollution Control Revenue Bonds (PacifiCorp Projects),
   Series 1990A, VRDN, 3.80% 10/2/96*                                     3.80      2,000      2,000
  Customized Purchase Pollution Control
   Revenue Refunding Bonds (PacificCorp Projects),
   Series 1988A, TECP, 3.60% 11/4/96                                      3.60      1,000      1,000
                                                                                          ----------
Total Tax-Exempt Securities (cost: $142,262,000)                                             142,268

Excess of cash, and receivables over payables                                                  1,451
                                                                                          ----------
Net Assets                                                                                  $143,719
                                                                                          ==========
*Coupon rates may change periodically; "yield at
 acquisition" reflects current coupon rate.

See Notes to Financial Statements

The Tax-Exempt Money Fund of America
Financial Statements
-------------------------------------                             ------------      ------------
Statement of Assets and Liabilities
at September 30, 1996                                              (dollars in        thousands)
-------------------------------------                             ------------      ------------
Assets:
Investment securities at market
 (cost: $142,262)                                                                       $142,268
Cash                                                                                         423
Receivables for--
 Sales of fund's shares                                                 $1,467
 Accrued interest                                                          472             1,939
                                                                  ------------      ------------
                                                                                         144,630
Liabilities:
Payables for--
 Repurchases of fund's shares                                              843
 Dividends payable                                                          24
 Management services                                                        44               911
 Accrued expenses                                                            0
                                                                  ------------      ------------
Net Assets at September 30, 1996 --
 Equivalent to $1.00 per share on
 143,711,476 shares of beneficial
 interest issued and outstanding;
 unlimited shares authorized                                                            $143,719
                                                                                   =============
Statement of Operations
for year ended September 30, 1996                                  (dollars in        thousands)
                                                                  ------------      ------------
Investment Income:
Income:
 Interest                                                                                $ 5,176

Expenses:
 Management services fee                                                  $648
 Distribution expenses                                                      82
 Transfer agent fee                                                        150
 Reports to shareholders                                                    23
 Registration statement and prospectus                                      91
 Postage, stationery and supplies                                           39
 Trustees' fees                                                             17
 Auditing and legal fees                                                    40
 Custodian fee                                                               8
 Taxes other than federal income tax                                         5
 Other expenses                                                             28
                                                            ------------------
  Total expenses before reimbursement                                    1,131
 Reimbursement of expenses                                                 173               958
                                                                  ------------      ------------
Net investment income                                                                      4,218
                                                                                    ------------
Realized Gain and Change in
 Unrealized (Depreciation)
 Appreciation on Investments:
Net realized gain                                                                              5
Net unrealized (depreciation)
 appreciation on investments:
 Beginning of year                                                          (7)
 End of year                                                                 6
                                                                  ------------
  Net change in unrealized
   (depreciation)
   appreciation on investments                                                                13
                                                                                    ------------
 Net realized gain and unrealized
  appreciation on investments                                                                 18
                                                                                    ------------
Net Increase in Net Assets
 Resulting from Operations                                                                $4,236
                                                                                    ============
Statement of Changes in Net
 Assets                                                            (dollars in        thousands)
----------------------------------------                         -------------     -------------
                                                                    Year Ended      September 30

                                                                          1996              1995
Operations:                                                      -------------     -------------
Net investment income                                                  $ 4,218           $ 4,914
Net realized gain (loss)                                                     5               (12)
Net change in unrealized
 appreciation on investments                                                13                 8
                                                                 -------------     -------------
 Net increase in net assets
  resulting from operations                                              4,236             4,910
                                                                 -------------     -------------
Dividends Paid to Shareholders                                          (4,218)           (4,914)
                                                                 -------------     -------------
Capital Share Transactions:
Proceeds from shares sold:
 225,676,042 and 254,916,915
 shares, respectively                                                  225,676           254,917
Proceeds from shares issued in
 reinvestment of net investment
 income dividends and distributions
 of net realized gain on investments:
 3,845,965 and 4,518,581 shares,
 respectively                                                            3,846             4,519
Cost of shares repurchased:
 236,244,699 and 279,235,665
 shares, respectively                                                 (236,243)         (279,236)
                                                                 -------------     -------------
 Net decrease in net assets
  resulting from capital share
  transactions                                                          (6,721)          (19,800)
                                                                 -------------     -------------
Total Decrease in Net Assets                                            (6,703)          (19,804)

Net Assets:
Beginning of year                                                      150,422           170,226
                                                                 -------------     -------------

End of year                                                           $143,719          $150,422
                                                                 =============    ==============


See Notes to Financial Statements

Notes to Financial Statements

1. The Tax-Exempt Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities maturing in one year or less. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission (SEC) rules. This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules.

     Tax-exempt securities with 60 days or less to maturity are valued at amortized cost, which approximates market value. Securities with original or remaining maturities in excess of 60 days are valued at prices obtained from a national municipal bond pricing service. The pricing service takes into account various factors such as quality, yield and maturity of tax-exempt securities comparable to those held by the fund, as well as actual bid and asked prices on a particular day. Securities for which pricing service values are not available are valued at the mean of their quoted bid and asked prices. However, in circumstances where the investment adviser deems it appropriate to do so, securities will be valued at the mean of their quoted bid and asked prices, or, if such prices are not available, at the mean of such prices for securities of comparable maturity, quality and type. The maturities of variable or floating rate instruments are deemed to be the time remaining until the next interest rate adjustment date. Securities for which market quotations are not readily available are valued at fair value by the Board of Trustees or a committee thereof.

    As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Dividends are declared daily after the determination of the fund's net investment income and paid to shareholders monthly. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

     As of September 30, 1996, unrealized appreciation for book and federal income tax purposes aggregated $6,000, all of which related to appreciated securities. There was no difference between book and tax realized gains on securities transactions for the year ended September 30, 1996. During the year ended September 30, 1996, the fund realized, on a tax basis, a net capital gain of $5,000 on sales of securities. The cost of portfolio securities for book and federal income tax purposes was $142,262,000 at September 30, 1996.

3. The fee of $648,000 for management services was paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.44% of the first $200 million of average net assets; 0.42% of such assets in excess of $200 million but not exceeding $600 million; 0.38% on that portion of net assets in excess of $600 million but not exceeding $1.2 billion; and 0.34% on that portion of net assets in excess of $1.2 billion.

     The Investment Advisory and Service Agreement provides for fee reductions to the extent that annual operating expenses exceed 0.75% of the average net assets of the fund during a period which will terminate at the earlier of such time as no reimbursement has been required for a period of 12 consecutive months, provided no advances are outstanding, or October 2, 1999. CRMC has also voluntarily agreed to waive its fees to the extent necessary to ensure that the fund's expenses do not exceed 0.65% of the average net assets. Expenses that are not subject to these limitations are interest, taxes, brokerage commissions, transaction costs and extraordinary expenses. There can be no assurance that this voluntary fee waiver will continue in the future. Fee waivers amounted to $173,000 for the year ended September 30, 1996.

     Pursuant to a Plan of Distribution with American Funds Distributors, Inc.
(AFD), the fund may expend up to 0.15% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended September 30, 1996, distribution expenses under the Plan were $82,000. As of September 30, 1996, accrued and unpaid distribution expenses were $6,000.

     American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $150,000 under the terms of a contract that provides for transfer agency services to be performed for the fund.

     Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of September 30, 1996, aggregate amounts deferred and earnings thereon were $14,000.

     CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. The fund made purchases and sales of investment securities of $766,316,000 and $772,968,000, respectively, during the year ended September 30, 1996.

PER-SHARE DATA AND RATIOS
----------------------------------------------------------   ---------- ---------- ---------- ----------
                                                Year ended September 30,       1996
                                                ----------   ---------- ---------- ---------- ----------
                                                       1996         1995       1994       1993       1992
                                                ----------   ---------- ---------- ---------- ----------
Net Asset Value, Beginning of Year                   $1.00        $1.00      $1.00      $1.00      $1.00
                                                ----------   ---------- ---------- ---------- ----------
 Income from Investment Operations:
  Net Investment income                                .029         .031       .020       .019       .029
                                                ----------   ---------- ---------- ---------- ----------
   Total income from investment operations             .029         .031       .020       .019       .029
                                                ----------   ---------- ---------- ---------- ----------
 Less Distributions:
  Dividends from net investment income               (.029)       (.031)     (.020)     (.019)     (.029)
                                                ----------   ---------- ---------- ---------- ----------
   Total distributions                               (.029)       (.031)     (.020)     (.019)     (.029)
                                                ----------   ---------- ---------- ---------- ----------
Net Asset Value, End of Year                         $1.00        $1.00      $1.00      $1.00      $1.00
                                                 =========   =========   =========  =========  =========
Total Return                                         2.91%         3.14%      1.98%      1.90%      2.96%

Ratios/Supplemental Data:
 Net assets, end of year (in millions)                $144         $150       $170       $121       $108
 Ratio of expenses to average net assets -
  Before fee waiver                                   .77%          .75%      .73%        .79%       .77%
 Ratio of expenses to average net assets -
  After fee waiver                                    .65%          .65%      .65%        .65%       .65%
 Ratio of net income to average net assets           2.88%         3.09%      1.99%      1.88%      2.95%

Report of Independent Accountants

To the Board of Trustees and Shareholders of The Tax-Exempt Money Fund of
America

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The Tax-Exempt Money Fund of America (the "Fund") at September 30, 1996, the results of its operations, the changes in its net assets and the per-share data and ratios for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP

Los Angeles, California
October 31, 1996

1996 TAX INFORMATION

     We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of distributions.

     Dividends received by retirement plans such as IRAs, Keogh-plans, and 403(b) plans need not be reported as taxable income. However, many retirement trusts may need this information for their annual information reporting.

     Shareholders may exclude from federal taxable income any exempt-interest dividends paid from net investment income. All of the distributions paid by the fund during the fiscal year ended September 30, 1996 were exempt-interest distributions within the meaning of Section 852(b)(5)(A) of the Internal Revenue Code.

     SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099- DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 1997 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR RESPECTIVE 1996 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.


THE CASH MANAGEMENT TRUST OF AMERICA
THE U.S. TREASURY MONEY FUND OF AMERICA
THE TAX-EXEMPT MONEY FUND OF AMERICA

BOARD OF TRUSTEES

H. FREDERICK CHRISTIE, Rolling Hills Estates, California
Private investor; former President and
Chief Executive Officer, The Mission Group;
former President, Southern California Edison Company

DIANE C. CREEL, Long Beach, California
Chief Executive Officer and President,
The Earth Technology Corporation
(environmental engineering)

MARTIN FENTON, JR., San Diego, California
Chairman of the Board, Senior Resource Group, Inc.
(senior living centers management)

LEONARD R. FULLER, Marina del Rey, California
President, Fuller & Company, Inc.
(financial management consulting)

ABNER D. GOLDSTINE, Los Angeles, California
President
Senior Vice President and Director,
Capital Research and Management Company

PAUL G. HAAGA, JR., Los Angeles, California
Chairman of the Boards
Senior Vice President and Director,
Capital Research and Management Company

HERBERT HOOVER III, San Marino, California
Private investor

RICHARD G. NEWMAN, Los Angeles, California
Chairman of the Board, President and Chief
Executive Officer, AECOM Technology Corporation
(architectural engineering)

PETER C. VALLI, Long Beach, California
Chairman of the Board, BW/IP International, Inc.
(industrial manufacturing)

OTHER OFFICERS

NEIL L. LANGBERG, Los Angeles, California
Senior Vice President,
The Tax-Exempt Money Fund of America
Vice President - Investment Management Group,
Capital Research and Management Company

TERESA S. COOK, Los Angeles, California
Vice President, The Cash Management Trust of America and The U.S. Treasury Money Fund of America
Senior Vice President - Investment Management Group,
Capital Research and Management Company

MICHAEL J. DOWNER, Los Angeles, California
Vice President
Senior Vice President - Fund Business Management Group,
Capital Research and Management Company

MARY C. HALL, Brea, California
Vice President and Treasurer
Senior Vice President - Fund Business Management Group,
Capital Research and Management Company

SARAH P. LUCAS, Los Angeles, California
Assistant Vice President, The Cash Management Trust of
America and The U.S. Treasury Money Fund of America
Assistant Vice President - Investment Management Group,
Capital Research and Management Company

JULIE F. WILLIAMS, Los Angeles, California
Secretary
Vice President - Fund Business Management Group,
Capital Research and Management Company

KIMBERLY S. VERDICK, Los Angeles, California
Assistant Secretary
Assistant Vice President - Fund Business Management Group,
Capital Research and Management Company

ANTHONY W. HYNES, JR., Brea, California
Assistant Treasurer
Vice President - Fund Business Management Group,
Capital Research and Management Company

Printed on recycled paper

Litho in USA CD/CG/3138
Lit No. MMF-011-1196

OFFICES OF THE FUNDS AND OF THE
INVESTMENT ADVISER,
CAPITAL RESEARCH AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5804

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
Morrison & Foerster LLP
345 California Street
San Francisco, California 94104-2675

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
400 South Hope Street
Los Angeles, California 90071-2889

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUNDS' SERVICES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL AMERICAN FUNDS SERVICE COMPANY, TOLL FREE, AT 800/421-0180.

This report is for the information of shareholders of The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after December 31, 1996, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

[The American Funds Group (R)]